RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) $ in Millions			3 Months Ended								12 Months Ended
	Feb. 12, 2015 kt	Dec. 01, 2014 item	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required											$ (13)	$ (5)	$ (26)
Pension-related settlement charges											3	2	7
Accelerated depreciation											74
Other non-cash charges											38	32	13
Other non-cash charges											112	37	13
Total restructuring, impairment and plant closing costs			$ 81	$ 14	$ 114	$ 93	$ 67	$ 39	$ 13	$ 39	302	158	151
Impairment of long-lived assets											19	26
Calais, France Facility
Accrued restructuring costs by type of cost and initiative
Accelerated depreciation											68
Other non-cash charges											17
Decrease in titanium dioxide capacity due to closing operations | kt	100
Decrease in titanium dioxide capacity due to closing operations (as a percent)	13.00%
Performance Products
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required											(1)
Polyurethanes
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required											(4)	(1)	(9)
Pension-related settlement charges													6
Polyurethanes | Netherlands
Accrued restructuring costs by type of cost and initiative
Other non-cash charges												16
Advanced Materials
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required												(2)	(8)
Textile Effects
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required											(7)	(1)	(9)
Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges			14									19	73
Reversal of reserves no longer required													5
Pension-related settlement charges												9
Noncash pension-related charges													9
Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Pension-related settlement charges											3
Pigments and Additives | Calais, France Facility
Accrued restructuring costs by type of cost and initiative
Decrease in titanium dioxide capacity due to closing operations | kt	100
Pigments and Additives | South African asset group of Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Impairment of long-lived assets			$ 19
Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges											8	13
Reversal of reserves no longer required											(1)	(1)
Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required											$ (7)	(4)	(22)
Number of positions terminated | item											1,057
Workforce reductions | Calais, France Facility
Accrued restructuring costs by type of cost and initiative
Restructuring charges											$ 30
Workforce reductions | Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring charges											8	23
Workforce reductions | Performance Products | Surfactants business, Europe
Accrued restructuring costs by type of cost and initiative
Restructuring charges													13
Workforce reductions | Performance Products | Australian operation
Accrued restructuring costs by type of cost and initiative
Restructuring charges													5
Workforce reductions | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges											13		5
Reversal of reserves no longer required													9
Workforce reductions | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges											11	11
Workforce reductions | Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges												6
Workforce reductions | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges											4
Workforce reductions | Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Restructuring charges							$ 57				$ 61
Number of positions terminated | item											900
Expected number of positions to be terminated | item		900
Workforce reductions | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges													18
Non-cancelable lease costs
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required											$ (6)		(4)
Non-cancelable lease costs | Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges											9
Demolition and decommissioning | Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges											21
Other restructuring costs
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required												(1)
Other restructuring costs | Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges											1
Other restructuring costs | Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Restructuring charges											15
Global transformational change program | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges													38
Reversal of reserves no longer required													8
Other non-cash charges													4
2014 initiatives and prior
Accrued restructuring costs by type of cost and initiative
Restructuring charges											133
2014 initiatives and prior | Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring charges											3
2014 initiatives and prior | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges											2
2014 initiatives and prior | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges											1
2014 initiatives and prior | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges											42
2014 initiatives and prior | Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Restructuring charges											77
2014 initiatives and prior | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges											8
2014 initiatives and prior | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges											71
2014 initiatives and prior | Non-cancelable lease costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges											15
2014 initiatives and prior | Demolition and decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges											24
2014 initiatives and prior | Other restructuring costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges											23
2015 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges											67
2015 initiatives | Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring charges											8
2015 initiatives | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges											17
2015 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges											5
2015 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges											2
2015 initiatives | Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Restructuring charges											34
2015 initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges											1
2015 initiatives | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges											58
2015 initiatives | Demolition and decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges											1
2015 initiatives | Other restructuring costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges											8
2013 and prior initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges												65
2013 and prior initiatives | Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring charges												23
2013 and prior initiatives | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges												2
2013 and prior initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges												10
2013 and prior initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												13
2013 and prior initiatives | Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Restructuring charges												3
2013 and prior initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges												14
2013 and prior initiatives | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												37
2013 and prior initiatives | Non-cancelable lease costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges												4
2013 and prior initiatives | Demolition and decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges												7
2013 and prior initiatives | Other restructuring costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges												17
2014 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges												64
2014 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges												1
2014 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												6
2014 initiatives | Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Restructuring charges												57
2014 initiatives | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges												$ 64
2012 and prior initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges													121
2012 and prior initiatives | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges													5
2012 and prior initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges													38
2012 and prior initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges													73
2012 and prior initiatives | Pigments and Additives
Accrued restructuring costs by type of cost and initiative
Restructuring charges													4
2012 and prior initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1
2012 and prior initiatives | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges													32
2012 and prior initiatives | Non-cancelable lease costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges													53
2012 and prior initiatives | Demolition and decommissioning
Accrued restructuring costs by type of cost and initiative
Restructuring charges													16
2012 and prior initiatives | Other restructuring costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges													20
2013 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges													36
2013 initiatives | Performance Products
Accrued restructuring costs by type of cost and initiative
Restructuring charges													18
2013 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges													1
2013 initiatives | Corporate and other
Accrued restructuring costs by type of cost and initiative
Restructuring charges													17
2013 initiatives | Workforce reductions
Accrued restructuring costs by type of cost and initiative
Restructuring charges													28
2013 initiatives | Other restructuring costs
Accrued restructuring costs by type of cost and initiative
Restructuring charges													$ 8
Other initiatives | Textile Effects | Basel, Switzerland
Accrued restructuring costs by type of cost and initiative
Restructuring charges											$ 6